Capital Group Core Bond ETF
Investment portfolio
March 31, 2024
unaudited
Bonds, notes & other debt instruments 96.99% Mortgage-backed obligations 40.83% Federal agency mortgage-backed obligations 33.01%	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4562 2.00% 2052[1]	USD651	$516
Fannie Mae Pool #MA4623 2.50% 6/1/2052[1]	1,168	968
Fannie Mae Pool #MA4743 2.50% 8/1/2052[1]	1,787	1,479
Fannie Mae Pool #MA4768 2.50% 9/1/2052[1]	2,318	1,920
Fannie Mae Pool #MA4731 3.50% 9/1/2052[1]	280	251
Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	276	275
Fannie Mae Pool #MA5163 4.50% 10/1/2053[1]	1,015	967
Fannie Mae Pool #CB7862 6.00% 1/1/2054[1]	491	497
Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	3,138	2,487
Freddie Mac Pool #SD8234 2.50% 8/1/2052[1]	163	135
Freddie Mac Pool #SD8237 4.00% 8/1/2052[1]	828	768
Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	2,662	2,293
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	1,083	1,078
Freddie Mac Pool #SD8388 3.50% 10/1/2053[1]	1,029	921
Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	1,306	1,300
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030[1]	269	234
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031[1]	269	238
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031[1]	289	252
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060[1]	273	238
Uniform Mortgage-Backed Security 2.50% 4/1/2054[1,2]	9,760	8,069
Uniform Mortgage-Backed Security 3.00% 4/1/2054[1,2]	8,915	7,671
Uniform Mortgage-Backed Security 3.50% 4/1/2054[1,2]	6,580	5,889
Uniform Mortgage-Backed Security 4.00% 4/1/2054[1,2]	2,310	2,140
Uniform Mortgage-Backed Security 4.50% 4/1/2054[1,2]	4,590	4,372
Uniform Mortgage-Backed Security 5.00% 4/1/2054[1,2]	4,909	4,790
Uniform Mortgage-Backed Security 5.50% 4/1/2054[1,2]	3,085	3,070
Uniform Mortgage-Backed Security 6.00% 4/1/2054[1,2]	4,035	4,072
Uniform Mortgage-Backed Security 6.50% 4/1/2054[1,2]	1,885	1,926
Uniform Mortgage-Backed Security 7.00% 4/1/2054[1,2]	330	340
Uniform Mortgage-Backed Security 2.50% 5/1/2054[1,2]	1,442	1,194
Uniform Mortgage-Backed Security 3.00% 5/1/2054[1,2]	1,080	930
Uniform Mortgage-Backed Security 4.00% 5/1/2054[1,2]	4,250	3,938
Uniform Mortgage-Backed Security 5.50% 5/1/2054[1,2]	1,957	1,948
Uniform Mortgage-Backed Security 7.00% 5/1/2054[1,2]	710	731
		67,897
Collateralized mortgage-backed obligations (privately originated) 6.53%
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,3,4]	500	474
Connecticut Avenue Securities Trust, Series 2022-R07, Class 1M1, (30-day Average USD-SOFR + 2.95%) 8.27% 6/25/2042[1,3,4]	111	114
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.72% 12/25/2042[1,3,4]	290	298
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.62% 5/25/2043[1,3,4]	432	441
Capital Group Core Bond ETF — Page 1 of 11

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 6.37% 1/25/2044[1,3,4]	USD150	$150
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.42% 2/25/2044[1,3,4]	181	181
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 6.67% 2/25/2044[1,3,4]	494	495
GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028)[1,3,5]	262	263
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,3,5]	767	726
JP Morgan Mortgage Trust, Series 2016-3, Class B2, 3.289% 10/25/2046[1,3,4]	326	303
JPMorgan Mortgage Trust, Series 2017-1, Class B2, 3.452% 1/25/2047[1,3,4]	443	393
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 6.25% 2/25/2060 (7.25% on 5/28/2024)[1,3,5]	1,152	1,158
Legacy Mortgage Asset Trust, Series 2020-GS2, Class A1, 6.75% 3/25/2060[1,3,4]	1,166	1,166
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 6.25% 5/25/2060 (7.25% on 4/25/2024)[1,3,5]	1,197	1,201
Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 1.65% 11/25/2060 (4.65% on 8/25/2024)[1,3,5]	632	613
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,3,5]	355	344
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[1,3,4]	155	143
Ocwen Loan Investment Trust, Series 2024-HB1, Class A, 3.00% 2/25/2037[1,3]	1,348	1,288
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.529% 3/25/2053[1,3,4]	307	296
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,3,5]	420	423
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.521% 4/25/2053[1,3,4]	689	665
Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027)[1,3,5]	342	342
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,3,5]	408	409
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[1,3]	392	359
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[1,3]	154	142
Progress Residential Trust, Series 2024-SFR1, Class D, 3.75% 2/17/2041[1,3]	300	271
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[1,3]	546	499
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[1,3,4]	313	283
		13,440
Commercial mortgage-backed securities 1.29%
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[1,3]	160	152
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]	35	31
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[1,4]	38	36
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[1]	250	205
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[1]	118	122
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 6.667% 3/15/2041[1,3,4]	314	315
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049[1]	280	266
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[1]	325	308
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,3]	121	126
GS Mortgage Securities Trust., Series 2024-70P, Class A, 5.133% 3/6/2029[1,3,4]	479	475
MSWF Commercial Mortgage Trust, Series 2023-2, Class AS, 6.491% 12/15/2056[1,4]	83	89
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.59% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,3,5]	250	244
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050[1,4]	300	276
		2,645
Total mortgage-backed obligations		83,982
Capital Group Core Bond ETF — Page 2 of 11

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans 34.37% Financials 18.16%	Principal amount (000)	Value (000)
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[3,5]	USD481	$502
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[5]	280	284
American International Group, Inc. 5.125% 3/27/2033	154	153
Aon North America, Inc. 5.125% 3/1/2027	632	636
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[5]	2,111	1,963
Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029)[5]	1,236	1,172
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[5]	198	198
Bank of Nova Scotia (The) 5.25% 6/12/2028	496	501
Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033[3]	204	215
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[3,5]	971	899
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[3,5]	1,213	1,107
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[3,5]	951	971
Canadian Imperial Bank of Commerce 3.60% 4/7/2032	343	311
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[5]	310	315
Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[5]	123	128
Citigroup, Inc. 4.412% 3/31/2031 (USD-SOFR + 3.914% on 3/31/2030)[5]	1,031	983
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[5]	193	193
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[3,5]	727	702
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[5]	685	626
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[5]	379	396
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[3,5]	1,138	1,049
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[5]	427	440
Five Corners Funding Trust III 5.791% 2/15/2033[3]	243	251
Goldman Sachs Group, Inc. 4.223% 5/1/2029 (3-month USD CME Term SOFR + 1.563% on 5/1/2028)[5]	1,199	1,154
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[5]	975	946
Intercontinental Exchange, Inc. 4.60% 3/15/2033	69	67
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[5]	306	312
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[5]	194	193
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[5]	1,832	1,767
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[3,5]	1,048	1,058
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[5]	855	869
Metropolitan Life Global Funding I 4.85% 1/8/2029[3]	516	512
Metropolitan Life Global Funding I 5.15% 3/28/2033[3]	446	447
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[5]	1,132	1,144
Mizuho Financial Group, Inc. 1.234% 5/22/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 5/22/2026)[5]	919	844
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029)[5]	313	315
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[5]	2,481	2,476
Nasdaq, Inc. 5.35% 6/28/2028	330	334
NatWest Group PLC 5.076% 1/27/2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)[5]	1,135	1,116
New York Life Global Funding 4.55% 1/28/2033[3]	160	154
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[3]	287	286
PNC Financial Services Group, Inc. 6.615% 10/20/2027 (USD-SOFR + 1.73% on 10/20/2026)[5]	162	167
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[5]	809	819
Royal Bank of Canada 5.20% 8/1/2028	333	336
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[5]	245	244
Sumitomo Mitsui Financial Group, Inc. 1.902% 9/17/2028	1,071	939
Svenska Handelsbanken AB 5.50% 6/15/2028[3]	1,137	1,149
Capital Group Core Bond ETF — Page 3 of 11

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Toronto-Dominion Bank (The) 5.523% 7/17/2028	USD500	$511
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[5]	195	195
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[5]	634	622
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[3,5]	318	319
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[3,5]	914	1,110
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[5]	2,631	2,663
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[5]	321	297
		37,360
Utilities 3.70%
DTE Energy Co. 5.10% 3/1/2029	540	538
Edison International 4.125% 3/15/2028	667	640
Eversource Energy 5.00% 1/1/2027	885	883
FirstEnergy Corp. 2.65% 3/1/2030	795	684
Georgia Power Co. 4.95% 5/17/2033	746	736
Pacific Gas and Electric Co. 4.55% 7/1/2030	1,917	1,823
Pacific Gas and Electric Co. 5.80% 5/15/2034	259	262
PacifiCorp 5.10% 2/15/2029	1,329	1,340
Southern California Edison Co. 2.95% 2/1/2051	465	302
Xcel Energy, Inc. 5.45% 8/15/2033	396	394
		7,602
Health care 3.58%
Amgen, Inc. 5.25% 3/2/2033	1,637	1,652
Baxter International, Inc. 2.272% 12/1/2028	1,928	1,699
Becton, Dickinson and Co. 4.874% 2/8/2029	484	481
Bristol-Myers Squibb Co. 5.20% 2/22/2034	742	754
Cencora, Inc. 2.70% 3/15/2031	348	299
Centene Corp. 2.45% 7/15/2028	487	432
Cigna Group (The) 5.00% 5/15/2029	691	692
Elevance Health, Inc. 4.75% 2/15/2033	110	107
GE HealthCare Technologies, Inc. 5.857% 3/15/2030	663	691
Humana, Inc. 5.375% 4/15/2031	123	123
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	443	437
		7,367
Communication services 2.06%
AT&T, Inc. 4.30% 2/15/2030	1,524	1,465
Charter Communications Operating, LLC 6.384% 10/23/2035	965	954
Netflix, Inc. 4.875% 4/15/2028	191	191
T-Mobile USA, Inc. 3.875% 4/15/2030	1,668	1,563
Verizon Communications, Inc. 4.329% 9/21/2028	68	67
		4,240
Consumer staples 1.90%
BAT Capital Corp. 6.343% 8/2/2030	1,515	1,579
Campbell Soup Co. 5.20% 3/19/2027	733	735
Constellation Brands, Inc. 2.875% 5/1/2030	405	359
Philip Morris International, Inc. 5.625% 11/17/2029	1,200	1,236
		3,909
Capital Group Core Bond ETF — Page 4 of 11

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy 1.51%	Principal amount (000)	Value (000)
Cheniere Energy, Inc. 4.625% 10/15/2028	USD1,352	$1,312
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[3]	186	191
Enbridge, Inc. 6.20% 11/15/2030	948	1,005
Kinder Morgan, Inc. 5.00% 2/1/2029	223	222
Kinder Morgan, Inc. 7.75% 1/15/2032	341	387
		3,117
Consumer discretionary 1.21%
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[3]	421	375
Ford Motor Credit Co., LLC 5.80% 3/5/2027	929	933
Hyundai Capital America 6.25% 11/3/2025[3]	681	688
Sands China, Ltd. 5.125% 8/8/2025	500	494
		2,490
Industrials 1.08%
BAE Systems PLC 5.125% 3/26/2029[3]	542	544
Boeing Co. 5.04% 5/1/2027	1,482	1,454
Carrier Global Corp. 2.722% 2/15/2030	34	30
Carrier Global Corp. 2.70% 2/15/2031	22	19
Carrier Global Corp. 5.90% 3/15/2034	170	179
		2,226
Real estate 0.63%
Equinix, Inc. 3.20% 11/18/2029	476	426
Prologis, LP 4.75% 6/15/2033	205	201
VICI Properties, LP 4.95% 2/15/2030	682	660
		1,287
Information technology 0.54%
Broadcom, Inc. 3.469% 4/15/2034[3]	750	643
Microchip Technology, Inc. 5.05% 3/15/2029	461	461
		1,104
Total corporate bonds, notes & loans		70,702
U.S. Treasury bonds & notes 12.59% U.S. Treasury 12.59%
U.S. Treasury 4.875% 10/31/2028	596	611
U.S. Treasury 3.75% 12/31/2028	500	490
U.S. Treasury 4.00% 1/31/2029	1,065	1,054
U.S. Treasury 4.25% 2/28/2029	630	631
U.S. Treasury 4.125% 3/31/2029	155	154
U.S. Treasury 4.375% 11/30/2030	590	595
U.S. Treasury 4.00% 1/31/2031	350	346
U.S. Treasury 4.25% 2/28/2031	3,060	3,067
U.S. Treasury 4.50% 11/15/2033	425	435
U.S. Treasury 4.00% 2/15/2034	325	320
U.S. Treasury 4.375% 8/15/2043	490	484
U.S. Treasury 4.75% 11/15/2043	775	804
U.S. Treasury 4.50% 2/15/2044[6]	7,491	7,535
U.S. Treasury 4.125% 8/15/2053[6]	4,100	3,943
U.S. Treasury 4.75% 11/15/2053[6]	2,239	2,392
U.S. Treasury 4.25% 2/15/2054	3,083	3,033
		25,894
Capital Group Core Bond ETF — Page 5 of 11

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations 9.20%	Principal amount (000)	Value (000)
ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,3]	USD300	$302
ACHV ABS Trust, Series 2023-4CP, Class A, 6.81% 11/25/2030[1,3]	48	48
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[1,3]	69	68
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,3]	250	252
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[1,3]	150	152
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,3]	70	71
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,3]	139	139
Ally Auto Receivables Trust, Series 2023, Class A2, 6.15% 1/17/2034[1,3]	93	94
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[1,3]	50	50
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[1,3]	313	312
Apidos CLO, Ltd., Series 2015-23, Class AR, (3-month USD CME Term SOFR + 1.482%) 6.796% 4/15/2033[1,3,4]	275	275
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,3]	100	96
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,3]	250	256
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[1,3]	150	155
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[1,3]	117	118
Bain Capital Credit CLO, Ltd., Series 2017-2, Class AR2, (3-month USD CME Term SOFR + 1.442%) 6.766% 7/25/2034[1,3,4]	275	275
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 6.714% 2/20/2036[1,3,4]	480	480
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,3]	187	179
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[1,3]	95	93
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[1,3]	403	403
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]	79	80
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[1]	111	111
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[1]	67	67
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[1]	99	99
CarMax Auto Owner Trust, Series 2024-1, Class A4, 4.94% 8/15/2029[1]	500	499
Carvana Auto Receivables Trust, Series 2023-N4, Class A, 6.42% 1/10/2028[1,3]	186	187
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,3]	585	547
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,3]	150	136
Chase Issuance Trust, Series 2024-A2, Class A, 4.63% 1/15/2031[1]	335	334
Citizens Auto Receivables Trust, Series 2024-1, Class A3, 5.11% 4/17/2028[1,3]	111	111
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,3]	150	152
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,3]	132	120
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047[1,3]	196	175
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[1,3]	100	100
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[1,3]	150	150
CPS Auto Receivables Trust, Series 2023-D, Class A, 6.40% 6/15/2027[1,3]	74	75
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,3]	100	100
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[1,3]	1,000	995
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,3]	100	100
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,3]	100	100
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[1]	75	75
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[1]	122	122
Dryden Senior Loan Fund, CLO, Series 2021-93, Class A1A, (3-month USD CME Term SOFR + 1.342%) 6.656% 1/15/2034[1,3,4]	275	275
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[1,3]	146	146
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[1,3]	108	108
Exeter Automobile Receivables Trust, Series 2023-5, Class A3, 6.32% 3/15/2027[1]	34	34
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[1]	41	41
Exeter Automobile Receivables Trust, Series 2023-5, Class B, 6.58% 4/17/2028[1]	101	102
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[1]	116	116
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[1]	121	121
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029[1]	150	152
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029[1]	100	100
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,3]	150	149
Capital Group Core Bond ETF — Page 6 of 11

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036[1,3]	USD400	$400
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,3]	152	141
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,3]	154	143
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,3]	173	155
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,3]	181	158
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027[1,3]	96	97
GLS Auto Receivables Trust, Series 2024-1, Class A3, 5.40% 9/15/2027[1,3]	32	32
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030[1,3]	226	225
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[1,3]	312	323
GM Financial Revolving Receivables Trust, Series 2024-1, Class A, 4.98% 12/11/2036[1,3]	1,157	1,164
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,3]	250	228
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,3]	150	137
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[1,3]	150	156
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[1,3]	100	100
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[1]	154	154
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,3]	1,000	977
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,3]	33	33
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[1,3]	35	35
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,3]	250	249
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028[1,3]	80	80
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028[1]	75	76
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[1,3]	361	316
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[1,3]	100	99
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,3]	150	152
Post Road Equipment Finance, Series 2024-1, Class C, 5.81% 10/15/2030[1,3]	300	300
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[1]	84	84
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]	18	18
SFS Auto Receivables Securitization Trust, Series 2024-1, Class A3, 4.95% 5/21/2029[1,3]	234	233
Synchrony Card Issuance Trust, Series 2024-A1, Class A, 5.04% 3/15/2030[1]	471	471
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,3]	316	288
TICP CLO, Ltd., Series 2018-12, Class AR, (3-month USD CME Term SOFR + 1.432%) 6.746% 7/15/2034[1,3,4]	275	275
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[1,3]	326	283
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[1]	120	120
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031[1,3]	109	109
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[1,3]	109	109
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027[1,3]	62	63
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[1,3]	137	137
Wind River CLO Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 6.498% 10/20/2030[1,3,4]	1,200	1,200
		18,917
Total bonds, notes & other debt instruments (cost: $197,970,000)		199,495
Short-term securities 27.92% Money market investments 27.92%	Shares
Capital Group Central Cash Fund 5.37%[7,8]	574,604	57,438
Total short-term securities (cost: $57,461,000)		57,438
Total investment securities 124.91% (cost $255,431,000)		256,933
Other assets less liabilities (24.91)%		(51,239)
Net assets 100.00%		$205,694
Capital Group Core Bond ETF — Page 7 of 11

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Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	71	6/28/2024	USD14,519	$(40)
5 Year U.S. Treasury Note Futures	Long	144	6/28/2024	15,410	10
10 Year U.S. Treasury Note Futures	Long	75	6/18/2024	8,310	41
10 Year Ultra U.S. Treasury Note Futures	Short	82	6/18/2024	(9,398)	(43)
30 Year U.S. Treasury Bond Futures	Long	60	6/18/2024	7,226	22
30 Year Ultra U.S. Treasury Bond Futures	Long	18	6/18/2024	2,322	8
					$(2)
Investments in affiliates8

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Short-term securities 27.92%
Money market investments 27.92%
Capital Group Central Cash Fund 5.37%[7]	$16,276	$77,753	$36,566	$(4)	$(21)	$57,438	$508
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $43,865,000, which represented 21.33% of the net assets of the fund.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Step bond; coupon rate may change at a later date.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $879,000, which represented .43% of the net assets of the fund.
[7]	Rate represents the seven-day yield at 3/31/2024.
[8]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Capital Group Core Bond ETF — Page 8 of 11

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $47,021,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Group Core Bond ETF — Page 9 of 11

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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$83,982	$—	$83,982
Corporate bonds, notes & loans	—	70,702	—	70,702
U.S. Treasury bonds & notes	—	25,894	—	25,894
Asset-backed obligations	—	18,917	—	18,917
Short-term securities	57,438	—	—	57,438
Total	$57,438	$199,495	$—	$256,933
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$81	$—	$—	$81
Liabilities:
Unrealized depreciation on futures contracts	(83)	—	—	(83)
Total	$(2)	$—	$—	$(2)
*	Futures contracts are not included in the investment portfolio.
Key to abbreviation(s)
CLO = Collateralized Loan Obligations
CME = CME Group
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD = U.S. dollars
Capital Group Core Bond ETF — Page 10 of 11

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
ETGEFP1-312-0524-S90627	Capital Group Core Bond ETF — Page 11 of 11